SHARE CAPITAL AND OPTION RESERVES (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL AND OTHER RESERVES
Schedule of number of options and weighted average exercise price

	2022		2021
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Outstanding, January 1,	716,663	$2.37	716,663	$2.36
Granted	460,003	0.92	—	—
Expired	(83,333)	2.36	—	—
Outstanding, December 31,	1,093,333	$1.67	716,663	$2.37

	Number of share	Weighted average
	options	exercise price
		$
Balance April 21, 2020	—	—
Granted	716,663	3.00
Outstanding as at December 31, 2020	716,663	3.00
Outstanding as at December 31, 2021	716,663	3.00

Schedule of share options were outstanding and exercisable

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.50 - $1.00	460,003	4.82	114,994	0.92
$2.01 - $2.50	633,330	7.20	633,330	$2.22
	1,093,333	6.20	748,324	$2.02

At December 31, 2021, the following share options were outstanding and exercisable:

Number of share	Exercise price per
options	share	Expiry Date
	$	$
716,663	3.00	December 2, 2030

Number of share options	December 31, 2021
Weighted average exercise price for exercisable options	$3.00
Weighted average share price for options exercised	—
Weighted average years to expiry for exercisable options	8.93	years